SCHEDULE OF LOSS BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before provision for income taxes	$ (817,207)	$ (3,027,807)	$ (3,884,911)	$ (7,703,815)	$ (8,171,232)	$ (9,943,702)